Loss Per Share (Details) - Schedule of Loss and Number of Shares Basic and Diluted - ILS (₪) ₪ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Schedule of Loss and Number of Shares Basic and Diluted [Abstract]
Loss attributed to the shareholders of the Company for purposes of computing the basic loss per share (in New Shekels)	₪ (17,753)	₪ (11,900)	₪ (24,962)
Weighted number of shares	27,839,012	10,178,955	17,300,596
Weighted number of shares to be issued upon full exercise of pre-funded warrants		155,348
Weighted number of shares used in computing basic loss per share	27,839,012	10,334,303	17,300,596